INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 2,238,349	$ 2,152,745
Less: accumulated amortization	(1,062,141)	(942,538)
Intangible assets, net	1,176,208	1,210,207
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	2,233,332	2,147,728
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 5,017	$ 5,017